Segment Information - Schedule of Non-Current Assets (Details)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
PRC [Member]
Schedule of Non-Current Assets [Line items]
Non-current assets	¥ 484,895,385	$ 67,551,111	¥ 527,009,381
Other Countries/Regions [Member]
Schedule of Non-Current Assets [Line items]
Non-current assets	¥ 1,460,716	$ 203,493	¥ 17,583,961